IndexIQ ETF Trust
(the “Trust”)

Supplement dated June 3, 2016
to the Statement of Additional Information dated August 28, 2015

IQ Australia Small Cap ETF (KROO)

IQ Canada Small Cap ETF (CNDA)

IQ Global Agribusiness Small Cap ETF (CROP)

IQ Global Oil Small Cap ETF (IOIL)

The following information replaces, in its entirety, the section, “Control Persons and Principal Holders”, beginning on page B-13 of the Statement of Additional Information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company ("DTC") participants ("DTC Participants"), as of July 31, 2015, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)
IQ Australia Small Cap ETF (KROO)
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	19.28%
	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	14.04%
	UBS Financial Services, Inc. 1000 Harbor Blvd Weehawken, NJ 07086	8.60%
	TD Ameritrade 1005 North Ameritrade Place Bellevue, NE 68005-4245	7.28%
	Vanguard P.O. Box 1101 Valley Forge, PA 19482-1101	6.08%
	Merrill Lynch, Pierce Fenner & Smith, c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	5.14%

IQ Canada Small Cap ETF (CNDA)
	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	53.14%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	8.51%
	Merrill Lynch, Pierce Fenner & Smith, c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	6.74%
	Vanguard P.O. Box 1101 Valley Forge, PA 19482-1101	6.18%

IQ Global Agribusiness Small Cap ETF (CROP)
	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	19.95%
	First Clearing, LLC 2801 Market Street H0006-09B St. Louis, Mo 63103	11.18%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	10.13%
	J.P. Morgan Clearing Corp. Corporate Actions Dept. 14201 Dallas Parkway, 12th Fl Dallas, TX 75254	8.23%
	Merrill Lynch, Pierce Fenner & Smith, c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	7.40%
	Morgan Stanley Smith Barney LLC 1300 Thames St 6th Floor Baltimore, MD 21231	5.63%

IQ Global Oil Small Cap ETF (IOIL)
	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	25.89%
	Merrill Lynch, Pierce Fenner & Smith, c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	14.83%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14.74%
	KCG Holdings, Inc. 545 Washington Blvd, 3rd Fl. #3 Jersey City, NJ 07310	9.36%
	TD Ameritrade 1005 North Ameritrade Place Bellevue, NE 68005-4245	5.07%

Investors Should Retain This Supplement for Future Reference